Additional Financial Information - Schedule of Other Assets and Other Accrued Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Other current assets
Prepaid expenses and other	$ 43.1	$ 34.8
Restricted cash	67.9	43.7
Contract assets	61.4	59.9
Interest rate swap assets	0.0	35.6
Tax credits receivable	186.8	199.1
Other current assets	359.2	373.1
Other non-current assets
Prepaid expenses and other	18.6	18.3
Restricted cash	0.0	13.7
Accounts receivable	65.7	111.7
Contract assets	11.3	3.2
Tax credits receivable	435.8	361.7
Operating lease right-of-use assets	294.1	344.3
Other non-current assets	$ 825.5	$ 852.9